Related Party Transactions (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 18, 2019	Dec. 10, 2019	Oct. 04, 2019	Oct. 03, 2019	Dec. 31, 2020	Dec. 31, 2020	Feb. 24, 2021	Jul. 31, 2020	Dec. 31, 2019
Related Party Transactions (Textual)
Accounts payable and accrued expenses					$ 126,774	$ 126,774			$ 6,774
Due from related Party					7,335	7,335
Administrative Services Agreement [Member]
Related Party Transactions (Textual)
Monthly fee amount		$ 10,000
Sponsor [Member]
Related Party Transactions (Textual)
Aggregate principal amount				$ 150,000
Non-interest bearing, description				The note is non-interest bearing and payable on the earlier of (i) March 31, 2020 and (ii) the completion of the Initial Public Offering.
Office space, administrative and support services fees					$ 120,000	$ 6,774
Aggregate shares outstanding						262,500
Aggregate loan amount								$ 250,000
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Aggregate loan amount							$ 650,000
Working Capital Loans [Member]
Related Party Transactions (Textual)
Business combination at lender's discretion						$ 1,500,000
Business combination of warrant price					$ 1.00	$ 1.00
Promissory Note [Member]
Related Party Transactions (Textual)
Outstanding amount					$ 0	$ 0			$ 32,291
Common Class B [Member]
Related Party Transactions (Textual)
Aggregate shares			1,725,000
Aggregate principal amount			$ 25,000
Founder Shares [Member]
Related Party Transactions (Textual)
Share percentage						20.00%
Business combination, description						(A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company's shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Aggregate shares outstanding	262,500	2,012,500